Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

 Schedule of accounts payable and accrued liabilities

	December 31, 2023	December 31, 2022
Accounts payable	$1,180,132	$1,054,285
Accrued liabilities	318,285	288,587
Deferred revenue	2,905	—
	$1,501,322	$1,342,872